Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2019	2020	2021

Other operating income:
Other operating income	1,553	1,651	1,740
	1,553	1,651	1,740
Other operating expenses:
IPAB fund contribution	(3,353)	(3,859)	(3,801)
Other operating expenses	(1,792)	(1,354)	(1,405)
	(5,145)	(5,213)	(5,206)